Intangible assets (Details) - Schedule of components of acquired intangible asset balances - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Acquired Intangible Asset Balances [Abstract]
Licensed software	$ 11,689	$ 9,631
Less: accumulated amortization	(7,167)	(5,763)
Intangible assets, net	$ 4,522	$ 3,868